Summary of significant accounting policies - Loan receivable from Xiaoying Housing Loans (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Loan receivable from Xiaoying Housing Loans
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net				$ 41,591,688	¥ 289,553,016
Xiaoying Housing Loan
Loan receivable from Xiaoying Housing Loans
Allowance for loan principal and interest receivables	$ 6,925,150	¥ 48,211,512	¥ 25,911,367	6,925,150	48,211,512	¥ 25,911,367
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net				12,860,994	89,535,665	128,101,279
Loans receivable acquired during the year				9,719,909	67,668,067	184,822,069
Amount of outstanding undiscounted loan receivable				$ 24,534,818	¥ 170,806,499	¥ 195,077,545
Allowance for loans receivable at beginning of the year	3,721,935	25,911,367
Provision for loan receivable from Xiaoying Housing Loans	3,365,601	23,430,641	40,347,875
Less: Charge-offs	(162,386)	(1,130,496)
Allowance for loans receivable at end of the year	$ 6,925,150	¥ 48,211,512	¥ 25,911,367